Trade and Other Receivables - Summary of Overdue Trade Receivables (Detail) - Trade Receivables [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Overdue Trade Receivables [Line Items]
Provision on trade receivables	$ 2,002	$ 1,941
Overdue 1-30 Days [Member]
Disclosure Of Overdue Trade Receivables [Line Items]
Provision on trade receivables	1,154	747
Overdue 31-180 Days [Member]
Disclosure Of Overdue Trade Receivables [Line Items]
Provision on trade receivables	480	649
Overdue More Than 180 Days [Member]
Disclosure Of Overdue Trade Receivables [Line Items]
Provision on trade receivables	$ 368	$ 545